Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Net operating loss carryforward	$10,459	$—
Organizational costs/Startup expenses	203,589	—

Total deferred tax asset	214,048	—
Valuation allowance	(214,048)	—

Deferred tax asset, net	$—	$—

Schedule of income tax provision
The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$—	$—
Deferred	(214,048)	—
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	214,048	—

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31,
	2020	2019
Statutory federal income tax rate	21.0%	—%
Change in fair value of warrant liability	16.3%	—%
Change in valuation allowance	(4.7)%	—%

Income tax provision	(—)%	—%